SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)		4 Months Ended	6 Months Ended		12 Months Ended
	May 03, 2022	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds		$ 169,050,000			$ 0
Payments of offering costs		(129,039)			0
Redemption of ordinary shares			$ (140,378,518)	$ 0
Class A ordinary shares subject to possible redemption		$ 175,087,500	34,831,528		175,087,500
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Redemption of ordinary shares	$ (140,378,518)
Initial Public Offering [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds					175,087,500
Accretion of carrying value to redemption value			122,546		25,026,991
Class A ordinary shares subject to possible redemption			34,831,528		175,087,500
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Payments of offering costs					(9,243,241)
Redemption of ordinary shares			$ (140,378,518)
Initial Public Offering [Member] | Public Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Warrants					(13,196,250)
Initial Public Offering [Member] | Private Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Proceeds allocated to Warrants					$ (2,587,500)